ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Accounts receivable	220,035	189,646	27,314
Allowance for doubtful accounts	(1,781)	(57)	(8)
Accounts receivable, net	218,254	189,589	27,306

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	3,091	2,281	1,781	257
Acquisition of CHS	—	167	—	—
Provisions for the year	700	2,925	1,066	154
Reversal of provisions from prior periods due to subsequent cash collection during the year	(1,510)	(749)	—	—
Amounts written off during the year	—	(2,843)	(2,790)	(403)
Balance at the end of the year	2,281	1,781	57	8

Provisions for allowance for doubtful accounts are recorded in “general and administrative expense” in the consolidated statements of comprehensive income (loss).

Accounts receivable with carrying value of RMB51,304 and RMB34,850 (US$5,019) were pledged as collateral for bank borrowings of RMB98,980 and RMB45,400 (US$6,539) as at December 31, 2015 and 2016, respectively (note 18).